[Cardtronics Logo]
3110 Hayes Road, Suite 300
Houston, Texas 77082
(281) 596-9988
August 25, 2006
Via EDGAR and Overnight Mail
Michael McTiernan
Special Counsel
Securities and Exchange Commission
Division of Corporate Finance, Mail Stop 4561
100 F Street NE
Washington, DC 20549

Re:	Cardtronics, Inc.
Registration Statement on Form S-4/A
Filed July 10, 2006
File No. 333-131199
Dear Mr. McTiernan:
     On August 4, 2006, Cardtronics, Inc. (the “Company”) received the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the above-referenced filing (the “Registration Statement”).
     The following responses are for the Staff’s review. For your convenience, we have repeated each comment of the Staff exactly as provided in the Staff’s comment letter. Where applicable, our responses indicate the additions, deletions or revisions we included in Amendment No. 2 to the Registration Statement (“Amendment No. 2”) and the preliminary prospectus forming a part thereof (the “prospectus”).
Supplemental Response Letter
1.	Please revise and re-file the supplemental response letter filed in response to comment 1. Please expand the letter to comply with the staff positions enunciated in Morgan Stanley & Co. (available June 5, 1991) and Shearman & Sterling (available July 2, 1993).

Response: We wish to advise the Staff that we have revised and re-filed the supplemental letter to comply with the Staff’s positions referred to in the comment.
Registration Statement Cover Page
2.	We note your response to comment 11. Please revise the penultimate sentence to clarify that broker-dealers who acquired the old securities directly from the issuer in the initial offering must, in the absence of an exemption, comply with the registration and

Michael McTiernan
Securities and Exchange Commission
August 25, 2006

prospectus delivery requirements of the Securities Act in connection with the secondary resales and cannot rely on the position of the staff enunciated in the Exxon Capital no-action letter.

Response: We wish to advise the Staff that we have revised our disclosure accordingly.
Management’s Discussion and Analysis of Financial Condition and Results of Operations
Tabular Disclosure of Contractual Obligations, page 59
3.	We read your response to comment 49 and reissue our prior comment, in part. Please tell us what consideration you gave to including your obligations under any employment agreements.

Response: We wish to advise the Staff that we have reviewed all existing employment agreements within the Company and determined that all future payments to be made under such agreements are subject to “at-will” employment clauses (i.e., there are no contractual guarantees). Accordingly, we do not believe that such amounts are deemed to be contractual obligations pursuant to Item 303 of Regulation S-K.
Certain Relationships and Related Party Transactions, page 83
4.	We note your response to comment 53. Please advise us if your expectations with respect to repayment of the loans changes prior to effectiveness.

Response: We wish to advise the Staff that our expectations with respect to the repayment of the loans have not, and are not expected to, change prior to effectiveness.
Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements
Note (2), page F-8
5.	Please revise to further explain or show how you computed the pro forma adjustment to arrive at pro forma interest expense for the year ending December 31, 2005.

Response: We wish to advise the Staff that we have revised Note (2) to the pro forma condensed consolidated financial statements to show how we computed the pro forma adjustment to arrive at pro forma interest expense for the year ended December 31, 2005.
Consolidated Statements of Operations, page F-34

Michael McTiernan
Securities and Exchange Commission
August 25, 2006

6.	Please revise to present the expense associated with stock-based compensation in the same line or lines as cash compensation paid to the same employees. You may disclose the amount of expense related to stock-based compensation included in the specific line items in a parenthetical note to the appropriate income statement line items, in the footnotes to the financial statements, or within MD&A. Refer to SAB Topic 14F.

Response: We wish to advise the Staff that we have revised the Registration Statement accordingly.
Note 1 — Business and Summary of Significant Accounting Policies
(o) Revenue Recognition, page F-44
7.	We read your response to comment 63 and have the following additional comments.
(a)	With respect to your evaluation of paragraph 9 in EITF 99-19, please further explain how you establish the interchange fee structure with the merchant. For instance, is the fee based on the pass through interchange fee from the electronic funds transfer network. If so, please tell whether this pass through rate is a contractual obligation.

(b)	With respect to your evaluation of paragraph 11 in EITF 99-19, please further explain how you have discretion in supplier discretion with respect to the surcharge related revenue. In this regard, we note in your evaluation of paragraph 9 that the interchange fees are “determined based on our relationship with the underlying electronic funds transfer network and do not involve the underlying merchant.” However, your disclosure on page 33 indicates that the interchange fees are set by the electronic funds transfer networks and vary according to their arrangements with the financial institutions.

(c)	Please clarify your conclusion in evaluating paragraph 13 in EITF 99-19. For instance, we note that the merchant takes on the first loss obligation for settling any Regulation E claims.

(d)	With respect to your evaluation of paragraph 14 of EITF 99-19, we note that you retain credit risk with the third party processors. Please clarify whether you also retain this credit risk in arrangements where the fees are paid directly to the merchant.
Response: Please see the following responses to the above-referenced comments:
(a)	We wish to advise the Staff that the interchange fee represents a separate fee that the electronic funds transfer (“EFT”) network charges the cardholder’s financial institution on each transaction conducted on the merchant’s ATM. This interchange fee is in addition to the surcharge fee that is charged to the cardholder’s account. The EFT network then pays a set portion of that interchange fee to us (as the operator of the ATM) under the EFT network’s stated pricing terms. At no point is the merchant involved in setting or determining the interchange fee that is paid to us by the applicable EFT network. In the vast majority of our merchant-owned arrangements,

Michael McTiernan
Securities and Exchange Commission
August 25, 2006

we receive 100% of the interchange fee directly from the applicable EFT network (i.e., the merchant typically only receives all or a significant portion of the surcharge fee charged for each transaction, but receives no portion of the interchange fee). However, we do have a limited number of merchant-owned arrangements in which the merchants receive a portion of the interchange fee earned by us and paid to us by the EFT network along with their portion of the surcharge fee. In those situations, the amount that we pay to the merchant, which may represent a portion of the surcharge fee and/or a portion of the interchange fee, is negotiated directly between us and the merchant and is outlined in the underlying ATM operating agreement. As noted above, while the amount of interchange fee that we earn may be established by the EFT network, in no event is the merchant ever involved in negotiating the interchange fee and/or a party to any agreement or transaction with the EFT network. Furthermore, the amount of the interchange fee subsequently paid to the merchant does not represent a pass-through fee from the EFT networks to the merchants, but rather a separately negotiated fee between us (as the operator of the ATM) and the merchant.

(b)	We wish to advise the Staff that, with respect to the surcharge-related revenues earned under our merchant-owned arrangements, we do have discretion in terms of determining which transaction processing company and which maintenance provider (if applicable) will service the underlying ATMs. These represent the primary services that are required for the operation of the ATM. The surcharge revenues earned under these arrangements are based on the transaction fees charged to the users of the ATM, as agreed to between us and the underlying merchant, and are separate revenues from the interchange fees we receive from the underlying EFT network through which the transactions are routed. Therefore, with regard to the surcharge fees and the amounts we subsequently pay to the merchants, we are responsible for the supplier selection for the basic operations of the ATM.

With regard to the interchange fees earned on transactions, typically neither we nor the merchant have discretion in terms of supplier selection (i.e., choice of EFT network provider). As noted in the Registration Statement, the interchange fees we earn from the EFT networks are based on pre-determined rates set by the EFT networks based on their relationships with the different financial institutions. Accordingly, the applicable EFT network utilized, and the resulting interchange fee earned by us, for a particular transaction conducted on our ATMs typically depends on which financial institution issued the card used in the transaction. However, as noted in our response to item (a) above, we typically retain 100% of the interchange fees earned from transactions conducted on our merchant-owned ATMs (e.g., such fees are typically not shared with the underlying merchants). In situations where we do pay a portion of the interchange fee to the merchant, those amounts (similar to surcharge fees) are determined through the negotiated terms of the underlying ATM operating agreement between us and the merchant.

(c)	We wish to advise the Staff that while the merchant does indeed take on the first loss obligation with respect to settling any Regulation E claims, we are ultimately responsible for satisfying such obligations in the event the merchant fails to do so. Often times, when an ATM user has an issue with regard to the amount of cash dispensed by an ATM, they will contact the merchant to resolve the issue on-site (for example, in the event of a mechanical malfunction of the ATM). In other situations, if there were to be an issue with the electronic funds transfer (data processing) with

Michael McTiernan
Securities and Exchange Commission
August 25, 2006

regard to the transaction charged to the user’s bank account, we would typically take actions to resolve such dispute. In any event, we are ultimately responsible and liable for settling such claim. Accordingly, while our risk of physical loss is considered to be remote, such risk does in fact exist.

(d)	We wish to advise the Staff that we do retain credit risk in situations in which the fees are paid directly to the merchant by the processor. In the event such fees are not received by the merchant, the merchant contacts us directly to resolve the issue. If we are unable to get the processor to resolve the issue to the merchant’s satisfaction, we in turn are responsible for settling the related claim with the merchant. Furthermore, we are also responsible for settling all claims brought by merchants who receive less than their allocable share of transaction revenues as a result of erroneous account and transaction data contained within the processor’s system.
Exhibit 12.1
8.	We read your response to comment 76. Please further explain to us how the variable nature of this charge is different from interest charges included in this calculation associated with your revolving credit facility which may fluctuate based on your cash requirements. In addition, please tell us how the variable rental cost is within your ability to control since you are not able to control and would not want to limit the related transaction volume.

Response: We wish to advise the Staff that the variable nature of this charge is different from the interest charges under our revolving credit facility in that the amount of cash included in our ATMs, and hence the related rental fees, can vary at any given point in time at our discretion. Conversely, the interest charges associated with our revolving credit facility are based on the amount of underlying borrowings which, absent any incremental discretionary cash flows available to pay down such borrowings, are relatively fixed. While our ATM cash requirements are ultimately driven by the number of transactions conducted on our ATMs, we are able to control the amount of cash residing in those ATMs by altering the frequency of when those ATMs are filled. For example, in periods of higher interest rates, it is often in our best interest to reduce the amount of cash residing within the ATMs by increasing the frequency in which those ATMs are filled (e.g., filled twice per week with lower cash balances as opposed to once per week with higher cash balances). Such an approach serves to lower the average amount of cash residing in our ATMs at any given point in time, and thus the related rental fees, without limiting the amount of transactions that can be conducted on those ATMs.

Based on the above, and as noted in our previous response to comment 76, we do not consider the rental fees associated with our vault cash arrangements to be fixed, but rather variable in nature (based on our ability to control such costs).

Michael McTiernan
Securities and Exchange Commission
August 25, 2006

     Should the Staff have any questions or comments, please contact the undersigned at 281-892-0128 or David P. Oelman at 713-758-3708.

Very truly yours, CARDTRONICS, INC.
By:	/s/ J. Chris Brewster
J. Chris Brewster
Chief Financial Officer

cc:	Jeffrey Shady (Commission) Josh Forgione (Commission) Steven Jacobs (Commission)